UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Robert M. Slotky
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

(414) 765-5348
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  September 30, 2007

Item 1. Report to Stockholders.

SEMI-ANNUAL REPORT
SEPTEMBER 30, 2007

WWW.DUNCAN-HURST.COM

CAN SLIM¨ Select Growth Fund

Dear Fellow Investor,

We are pleased to provide the CAN SLIM® Select Growth Fund’s Semi-Annual Report containing financial statements for the six months ending September 30, 2007.

In our last report to you, for the fiscal year ended March 31, 2007, we expressed dissatisfaction with our performance.  Since that report, we are happy to communicate that the Fund experienced improved performance as a result.

For the period beginning April 1, 2007 and ending September 30, 2007 the Fund posted a return of 17.42% versus 7.69% for the Russell 2500 Growth Index and 8.44% for the S&P 500.  Quality stock selection within the Consumer Discretionary and Information Technology sectors provided largest positive contributions to performance and allocating away from the Financial also proved beneficial. Stock selection in the Health Care sector detracted from performance but the Fund minimized the effects with a low weighting.

The Fund will continue to seek new stock leadership trends as they develop, invest in stocks best exhibiting the CAN SLIM® characteristics, and overall, remain true to our investment objective and strategy.

Thank you for your investment in the CAN SLIM® Select Growth Fund.  We are committed to working hard on your behalf.

Sincerely,
William H. Duncan, Jr.
Portfolio Manager, CEO

CAN SLIM¨ Select Growth Fund

Since the Fund selects stocks from a proprietary list of securities licensed by the Adviser, there is a chance that such license may terminate causing the Fund to shift investment strategies unexpectedly. This could have a negative effect on fund performance.

The Fund may invest in foreign securities which will involve greater volatility and political, economic and currency risks and differences in accounting methods. The Fund invests in small-and medium-capitalization companies, which involve additional risks such as limited liquidity and greater price volatility than large capitalization companies. The Fund will experience significant portfolio turnover, which may result in adverse tax consequences to the Fund’s shareholders. Mutual fund investing involves risk. Principal loss is possible.

Must be preceded or accompanied by a current prospectus.

Investment performance reflects fee waivers. In the absence of such waivers, total return would be reduced.

The Russell 2500 Growth Index is an unmanaged index generally representative of the market for U.S. small-cap and mid-cap growth stocks. The Russell 2500 Growth Index measures the performance of those Russell 2500 Index companies with higher price-to book ratios and higher forecasted growth values. The Adviser believes that the Russell 2500 Growth Index more accurately indicates the market capitalizations in which the Fund invests, while also reflecting the Fund’s investment style. The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. The figures above reflect all dividends reinvested but do not reflect any deductions for fees, expenses, or taxes. One cannot invest directly in an index.

The information provided in this letter represents the opinion of William H. Duncan, Jr. and is not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

Fund sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

The “CAN SLIM® Select” mark, along with the right to use the “CAN SLIM® Select List” has been licensed to the Adviser by IBD® for use by the Fund under certain circumstances.

The Fund is not sponsored, endorsed or sold by IBD®.

“CAN SLIM,” “Investor’s Business Daily,” and “IBD” are service marks and trademarks belonging to Data Analysis, Inc., and are used under license.

The CAN SLIM® Select Growth Fund is distributed by Quasar Distributors, LLC. (11/07)

CAN SLIM¨ Select Growth Fund

SECTOR ALLOCATION
AT SEPTEMBER 30, 2007 (UNAUDITED)

*Cash equivalents and other assets less liabilities.

EXPENSE EXAMPLE
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2007 (UNAUDITED)

As a shareholder of the CAN SLIM® Select Growth Fund (the “Fund”), you incur two types of costs: (1) transaction costs and redemption fees; and (2) ongoing costs, including investment advisory fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (04/01/07 - 9/30/07).

Actual Expenses

The first line of the table below provides information about actual account values based on actual returns and actual expenses. Although the Fund charges no sales load or transaction fees, you will be assessed

CAN SLIM¨ Select Growth Fund

EXPENSE EXAMPLE
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2007 (UNAUDITED)
(CONTINUED)

fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent.  If you request that a redemption be made by wire transfer, currently, a $15.00 fee is charged by the Fund’s transfer agent.  You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem your shares less than 30 days after you purchase them.  An Individual Retirement Account (“IRA”) will be charged a $15.00 annual maintenance fee.  To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund.  Actual expenses of the underlying funds are expected to vary among the various underlying funds.  These expenses are not included in the example below.  The example below includes, but is not limited to, investment advisory fees, shareholder servicing fees, fund accounting, custody and transfer agent fees.  However, the example below does not include portfolio trading commissions and related expenses, interest expense or dividends on short positions taken by the Fund and other extraordinary expenses as determined under generally accepted accounting principles.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports

CAN SLIM¨ Select Growth Fund

EXPENSE EXAMPLE
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2007 (UNAUDITED)
(CONTINUED)

of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	4/01/07	9/30/07	4/01/07 – 9/30/07*
Actual	$1,000	$1,175	$9.25
Hypothetical
(5% return
before expenses)	$1,000	$1,017	$8.57

*
Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 1.70% (reflecting fee waivers in effect) multiplied by the average account value over the period multiplied by 183/366 (to reflect the one-half year period).

CAN SLIM¨ Select Growth Fund

SCHEDULE OF INVESTMENTS
AT SEPTEMBER 30, 2007 (UNAUDITED)

Shares		Value
COMMON STOCKS: 99.0%
Banks: 2.0%
10,130	Credicorp, Ltd.	$685,801
Capital Goods: 16.1%
21,890	Abb Ltd. - ADR	574,175
6,190	Astec Industries, Inc.*	355,616
9,400	BE Aerospace, Inc.*	390,382
8,060	Chicago Bridge & Iron Co. N.V.*	347,064
5,700	CNH Global N V	346,218
11,760	Dynamic Materials Corp.	563,186
5,180	Jacobs Engineering Group, Inc.*	391,504
10,490	Manitowoc Co.	464,497
6,100	Precision Castparts Corp.	902,678
13,980	Quanta Services, Inc.*	369,771
16,050	Sun Hydraulics, Inc.	510,390
4,300	Terex Corp.*	382,786
		5,598,267
Commercial Services & Supplies: 2.1%
4,947	Huron Consulting Group, Inc.*	359,251
7,760	Sotheby’s	370,850
		730,101
Consumer Durables & Apparel: 6.4%
8,739	CROCS, Inc.*	587,698
7,720	Deckers Outdoor Corp.*	847,656
21,960	Tempur-Pedic International, Inc.	785,070
		2,220,424
Energy: 8.5%
4,900	Core Laboratories N.V.*	624,211
7,720	Dawson Geophysical Co.*	598,377
11,710	Dresser-rand Group, Inc.*	500,134
5,300	National Oilwell Varco, Inc.*	765,850

The accompanying notes are an integral part of these financial statements.

CAN SLIM¨ Select Growth Fund

SCHEDULE OF INVESTMENTS
AT SEPTEMBER 30, 2007 (UNAUDITED) (CONTINUED)

Shares		Value
COMMON STOCKS: 99.0% (Continued)
Energy: 8.5% (Continued)
845	Tesoro Petroleum Corp.	$38,887
10,430	Western Refining, Inc.	423,250
		2,950,709
Food, Beverage & Tobacco: 3.2%
16,890	Green Mountain Coffee Roasters, Inc.*	560,579
5,220	Wimm-Bill-Dann Foods OJSC - ADR	570,755
		1,131,334
Health Care Equipment & Services: 7.2%
10,650	Inverness Medical Innovations, Inc.*	589,158
17,500	Omnicell, Inc.*	499,450
9,260	Thermo Fisher Scientific, Inc.*	534,487
5,170	Waters Corp.*	345,976
4,950	WellCare Health Plans, Inc.*	521,879
		2,490,950
Hotels, Restaurants & Leisure: 3.8%
3,100	Chipotle Mexican Grill, Inc.*	366,203
7,730	McDonald’s Corp.	421,053
16,830	WMS Industries, Inc.*	557,073
		1,344,329
Materials: 8.4%
19,040	Cia Vale do Rio Doce - ADR	646,027
9,950	Potash Corp of Saskatchewan	1,051,715
7,110	Southern Copper Corp.	880,432
7,206	Steel Dynamics, Inc.	336,520
		2,914,694
Pharmaceuticals & Biotechnology: 1.6%
7,750	Celgene Corp.*	552,652
Retailing: 7.1%
11,920	Gamestop Corp New*	671,692
12,400	Guess ?, Inc.	607,972

The accompanying notes are an integral part of these financial statements.

CAN SLIM¨ Select Growth Fund

SCHEDULE OF INVESTMENTS
AT SEPTEMBER 30, 2007 (UNAUDITED) (CONTINUED)

Shares		Value
COMMON STOCKS: 99.0% (Continued)
Retailing: 7.1% (Continued)
10,160	Priceline.com, Inc.*	$901,700
6,510	Zumiez, Inc.*	288,849
		2,470,213
Semiconductors & Semiconductor Equipment: 5.2%
15,780	Cypress Semiconductor Corp.*	460,934
5,940	MEMC Electronic Materials, Inc.*	349,628
10,240	NVIDIA Corp.*	371,098
11,415	Varian Semiconductor
	Equipment Associates, Inc.*	610,931
		1,792,591
Software & Services: 8.7%
1,510	Baidu.com, Inc. - ADR*	437,371
603	Blue Coat Systems, Inc.*	47,492
21,310	Perficient, Inc.*	466,050
9,410	SPSS, Inc.*	387,127
32,270	VASCO Data Security
	International, Inc.*	1,139,454
18,200	Vocus, Inc.*	532,168
		3,009,662
Technology Hardware & Equipment: 12.9%
4,250	Anixter International, Inc.*	350,412
3,830	Apple Computer, Inc.*	588,058
6,721	Avnet, Inc.*	267,899
16,390	Cisco Systems, Inc.*	542,673
10,410	Hewlett-Packard Co.	518,314
18,852	Novatel Wireless, Inc.*	426,998
3,000	Research In Motion Ltd.*	295,650
14,400	Stratasys, Inc.*	396,864
8,840	Sunpower Corp.*	732,129
7,900	Synaptics, Inc.*	377,304
		4,496,301

The accompanying notes are an integral part of these financial statements.

CAN SLIM¨ Select Growth Fund

SCHEDULE OF INVESTMENTS
AT SEPTEMBER 30, 2007 (UNAUDITED) (CONTINUED)

Shares		Value
COMMON STOCKS: 99.0% (Continued)
Telecommunication Services: 4.6%
9,737	America Movil S.A.B. de C.V. - ADR	$623,168
24,140	Partner Communications - ADR	399,758
21,240	Vimpel-Communications - ADR	574,330
		1,597,256
Transportation: 1.2%
15,310	Diana Shipping, Inc.	436,335
TOTAL COMMON STOCKS
(Cost $26,411,501)		34,421,619

SHORT-TERM INVESTMENT: 1.4%
Money Market Investment: 1.4%
473,630	AIM Short-Term
	Prime - Institutional Class	473,630
TOTAL SHORT-TERM INVESTMENT
(Cost $473,630)		473,630
TOTAL INVESTMENTS IN SECURITIES: 100.4%
(Cost $26,885,131)		34,895,249
Liabilities in Excess of Other Assets: (0.4)%		(132,869)
TOTAL NET ASSETS: 100.0%		$34,762,380

ADR	American Depository Receipt
*	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

CAN SLIM¨ Select Growth Fund

STATEMENT OF ASSETS AND LIABILITIES
AT SEPTEMBER 30, 2007 (UNAUDITED)

ASSETS
Investments in securities, at value
(cost $26,885,131) (Note 2)	$34,895,249
Cash	19,062
Receivables:
Investment securities sold	2,895,203
Fund shares sold	17,200
Dividends and interest	11,298
Prepaid expenses	13,869
Total assets	37,851,881
LIABILITIES
Payables:
Investment securities purchased	2,902,101
Fund shares redeemed	69,885
Investment advisory fees, net	17,741
Administration fees	5,613
Custody fees	6,201
Distribution fees	22,168
Fund accounting fees	14,109
Transfer agent fees	35,652
Chief compliance officer fees	1,000
Other accrued expenses	15,031
Total liabilities	3,089,501
NET ASSETS	$34,762,380
Net asset value, offering price and redemption price
per share ($34,762,380/3,051,457 shares
outstanding; unlimited number of shares
authorized without par value)	$11.39
COMPONENTS OF NET ASSETS
Paid-in capital	$40,391,718
Accumulated net investment loss	(144,893)
Accumulated net realized loss on investments	(13,494,563)
Net unrealized appreciation on investments	8,010,118
Net assets	$34,762,380

The accompanying notes are an integral part of these financial statements.

CAN SLIM¨ Select Growth Fund

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2007 (UNAUDITED)

INVESTMENT INCOME
Dividends (net of $4,945 foreign withholding tax)	$117,394
Interest	61,980
Total investment income	179,374
EXPENSES (Note 3)
Investment advisory fees	190,746
Distribution fees	47,686
Transfer agent fees	38,985
Administration fees	38,159
Fund accounting fees	16,630
Miscellaneous expenses	13,220
Registration fees	10,066
Audit fees	8,900
Custody fees	7,229
Reports to shareholders	4,773
Trustee fees	3,712
Legal fees	3,416
Chief compliance officer fees	2,966
Insurance expense	1,126
Total expenses	387,614
Less: fees waived	(63,347)
Net expenses	324,267
Net investment loss	(144,893)
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments	971,347
Change in net unrealized appreciation on investments	5,377,553
Net realized and unrealized gain on investments	6,348,900
Net increase in net assets
resulting from operations	$6,204,007

The accompanying notes are an integral part of these financial statements.

CAN SLIM¨ Select Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30,	Year Ended
	2007	March 31,
	(Unaudited)	2007
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment loss	$(144,893)	$(485,171)
Net realized gain (loss)
on investments	971,347	(11,640,739)
Change in net unrealized
appreciation (depreciation)
on investments	5,377,553	(4,833,562)
Net increase (decrease) in net
assets resulting from operations	6,204,007	(16,959,472)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets
derived from net change in
outstanding shares (a) (b)	(16,289,059)	(11,871,537)
Total decrease in net assets	(10,085,052)	(28,831,009)
NET ASSETS
Beginning of period	44,847,432	73,678,441
End of period	$34,762,380	$44,847,432
Accumulated net investment loss	$(144,893)	$—

(a)	Summary of capital share transactions is as follows:

	Six Months Ended
	September 30, 2007		Year Ended
	(Unaudited)		March 31, 2007
	Shares	Value	Shares	Value
Shares sold	208,367	$2,190,200	5,759,371	$63,523,418
Shares
redeemed (b)	(1,782,385)	(18,479,259)	(7,583,464)	(75,394,955)
Net decrease	(1,574,018)	$(16,289,059)	(1,824,093)	$(11,871,537)

(b)	Net of redemption fees of $1,583 and $112,882 respectively.

The accompanying notes are an integral part of these financial statements.

CAN SLIM¨ Select Growth Fund

FINANCIAL HIGHLIGHTS
FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	Six Months Ended
	September 30,		Year Ended	Period Ended
	2007		March 31,	March 31,
	(Unaudited)		2007	2006*
Net asset value,
beginning of period	$9.70		$11.42	$10.00
INCOME FROM INVESTMENT OPERATIONS
Net investment loss	(0.05)		(0.10)	(0.02)
Net realized and unrealized
gain (loss) on investments	1.74		(1.64)	1.44
Total from
investment operations	1.69		(1.74)	1.42
LESS DISTRIBUTIONS
Paid-in capital from
redemption fees (Note 2)	0.00	**	0.02	0.00	**
Net asset value, end of period	$11.39		$9.70	$11.42
Total return	17.42%	^	(15.06)%	14.20%	^
RATIO/SUPPLEMENTAL DATA
Net assets, end
of period (millions)	$34.8		$44.8	$73.7
RATIO OF EXPENSES TO AVERAGE NET ASSETS
Before fees waived and
expenses absorbed	2.03%	+	1.81%	2.39%	+
After fees waived and
expenses absorbed	1.70%	+	1.70%	1.70%	+
RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS
Before fees waived and
expenses absorbed	(1.09)%	+	(0.78)%	(1.68)%	+
After fees waived and
expenses absorbed	(0.76)%	+	(0.67)%	(0.99)%	+
Portfolio turnover rate	94%	^	493%	118%	^

*	Fund commenced operations on September 26, 2005.
**	Less than $0.01 per share.
+	Annualized.
^	Not annualized.

The accompanying notes are an integral part of these financial statements.

CAN SLIM¨ Select Growth Fund

NOTES TO FINANCIAL STATEMENTS
AT SEPTEMBER 30, 2007 (UNAUDITED)

NOTE 1 – ORGANIZATION
The CAN SLIM® Select Growth Fund (the “Fund”), is a diversified series of shares of beneficial interest of Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end investment management company.  The Fund commenced operations on September 26, 2005.

The investment objective of the Fund is long-term capital appreciation from investment in a combination of growth equity securities and cash equivalents.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund.  These policies are in conformity with accounting principles generally accepted in the United States of America.

A.
Security Valuation.  All equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”),  and Small CapSM exchanges are valued at the last reported sale price on the exchange on which the security is principally traded.  Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”).  If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market.  If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

Short-term securities that have maturities of less than 60 days are valued at amortized cost, which when combined with accrued interest, approximates market value.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees.  When a security is “fair valued,” consideration is given to the facts and circumstances relevant to

CAN SLIM¨ Select Growth Fund

NOTES TO FINANCIAL STATEMENTS
AT SEPTEMBER 30, 2007 (UNAUDITED) (CONTINUED)

the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Funds’ Board of Trustees.  Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value.  Different funds could reasonably arrive at different values for the same security.  The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of September 30, 2007, the Fund did not hold fair valued securities.

B.
Federal Income Taxes. The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.  Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare each year as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.  At March 31, 2007, the Fund has an estimated capital loss carryforward of $14,462,668, of which $206,378 will expire in 2014 and $14,256,290 will expire in 2015.  The Fund had no post-October losses.

C.
Securities Transactions and Investment Income.  Investment securities transactions are accounted for on the trade date.  Gains and losses realized on sales of securities are determined on a first-in, first-out basis.  Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method.  Dividend income is recorded on the ex-dividend date.  Interest income is recorded on

CAN SLIM¨ Select Growth Fund

NOTES TO FINANCIAL STATEMENTS
AT SEPTEMBER 30, 2007 (UNAUDITED) (CONTINUED)

an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the country’s tax rules and rates.

D.
Distributions to Shareholders.  Distributions to shareholders from net investment income and net realized gains on securities for the Fund normally are declared and paid on an annual basis.  Distributions are recorded on the ex-dividend date.

E.
Use of Estimates.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period.  Actual results could differ from those estimates.

F.
Share Valuation.  The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent.  The Fund’s shares will not be priced on the days on which the NYSE is closed for trading.  The offering and redemption price per share is equal to the Fund’s net asset value per share. The fund charges a 2.00% redemption fee on shares held less than 30 days. This fee is deducted from the redemption proceeds otherwise payable to the shareholder. The Fund retains the fee charged as paid-in-capital and such fees become part of the Fund’s daily NAV calculation.

G.
Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses.  The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss to be remote.

CAN SLIM¨ Select Growth Fund

NOTES TO FINANCIAL STATEMENTS
AT SEPTEMBER 30, 2007 (UNAUDITED) (CONTINUED)

H.
New Accounting Pronouncement. Effective September 28, 2007, the Fund adopted Financial Accounting Standards Board (“FASB”) Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes”.  FIN 48 requires the evaluation of tax positions taken on previously filed tax returns or expected to be taken on future returns.  These positions must meet a “more likely than not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained upon examination.  In evaluating whether a tax position has met the recognition threshold, the Fund must presume that the position will be examined by the appropriate taxing authority that has full knowledge of all relevant information.  Tax positions not deemed to meet the “more likely than not” threshold are recorded as a tax expense in the current year.

FIN 48 requires the Fund to analyze all open tax years, as defined by the Statute of Limitations, for all major jurisdictions.  Open tax years are those that are open for exam by taxing authorities.  Major jurisdictions for the Fund include Federal and the state of Massachusetts.  As of September 28, 2007, open Federal and Massachusetts tax years include the tax years ended March 31, 2006 through 2007.  The Fund has no examination in progress.

The Fund has reviewed all open tax years and major jurisdictions and concluded that the adoption of FIN 48 resulted in no effect to the Fund’s financial position or results of operations.  There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year-end March 31, 2007.  The Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

In September 2006, FASB issued FASB Statement No. 157, “Fair Value Measurement” (“SFAS 157”), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements.  SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years.  The Fund believes adoption of

CAN SLIM¨ Select Growth Fund

NOTES TO FINANCIAL STATEMENTS
AT SEPTEMBER 30, 2007 (UNAUDITED) (CONTINUED)

SFAS 157 will have no material impact on its financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Duncan-Hurst Capital Management, L.P. (the “Adviser”) provides the Fund with investment management services under an Investment Advisory Agreement (the “Agreement”).  Under the Agreement, the Adviser furnishes all investment advice, office space, certain administrative services and most of the personnel needed by the Fund.  As compensation for its services, the Adviser is entitled to a monthly fee at the annual rate of 1.00% based upon the average daily net assets of the Fund.  For the six months ended September 30, 2007, the Fund incurred $190,746 in investment advisory fees.

The Adviser has contractually agreed to limit the Fund’s annual ratio of expenses to 1.70% of the Fund’s average daily net assets.  The contract’s term is indefinite and may be terminated only by the Board of Trustees.  For the six months ended September 30, 2007, the Adviser waived $63,347 in fees for the Fund.

The Adviser is permitted to seek reimbursement from the Fund, subject to limitations, for fees waived and/or Fund expenses it pays over the following three years after payment.  At September 30, 2007, the remaining cumulative unreimbursed amount paid and/or waived by the Adviser on behalf of the Fund that may be reimbursed was $244,545.  The Adviser may recapture a portion of the above amount no later than the dates as stated below:

Year of Expiration	Amount
March 31, 2009	$104,389
March 31, 2010	$ 76,809
March 31, 2011	$ 63,347

The Fund must pay its current ordinary operating expenses before the Adviser is entitled to any reimbursement.  Any such reimbursement is also contingent upon Board of Trustees review and approval prior to the time the reimbursement is initiated.

U.S. Bancorp Fund Services, LLC (“USBFS”), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Fund’s Administrator (the

CAN SLIM¨ Select Growth Fund

NOTES TO FINANCIAL STATEMENTS
AT SEPTEMBER 30, 2007 (UNAUDITED) (CONTINUED)

“Administrator”) and, in that capacity, performs various administrative and accounting services for the Fund.  USBFS also serves as the Fund’s fund accountant, transfer agent, dividend disbursing agent and registrar.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals.  For its services, the Administrator receives a monthly fee at the following annual rates:

Minimum annual fee:	$35,000
$17.5 to $75 million	0.20% of average daily net assets
$75 to $150 million	0.15% of average daily net assets
$150 to $200 million	0.10% of average daily net assets
Over $200 million	0.05% of average daily net assets

For the six months ended September 30, 2007, the Fund incurred $38,159 in administration fees.  The officers of the Trust are employees of the Administrator.  The Chief Compliance Officer is also an employee of the Administrator.  For the six months ended September 30, 2007, the Fund was allocated $2,966 of the Trust’s Chief Compliance Officer fee.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  U.S. Bank, N.A. serves as custodian (the “Custodian”) to the Fund. Both the Distributor and Custodian are affiliates of the Administrator.

The Fund has adopted a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act.  The Plan provides that the Fund may pay a fee to the Advisor, as Distribution Coordinator, at an annual rate of up to 0.25% of the average daily net assets of the Fund.  The fee is paid to the Distribution Coordinator as compensation for distribution-related activities, not reimbursement for specific expenses incurred.  For the six months ended September 30, 2007, the Fund incurred $47,686 in distribution fees.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from the sales of securities, excluding short-term investments, for the six months ended September 30, 2007, were $32,903,413 and $33,531,609, respectively.

CAN SLIM¨ Select Growth Fund

NOTES TO FINANCIAL STATEMENTS
AT SEPTEMBER 30, 2007 (UNAUDITED) (CONTINUED)

There were no purchases or sales of U.S. Government obligations for the six months ended September 30, 2007.

The cost basis of investments for federal income tax purposes at September 30, 2007 was as follows:

Cost of investments	$26,886,436
Gross tax unrealized appreciation	8,155,882
Gross tax unrealized depreciation	(147,069)
Net tax unrealized appreciation	$8,008,813

The difference between cost and unrealized appreciation in the book basis and tax basis is attributable primarily to the tax deferral of losses on wash sales.

NOTE 5 – DISTRIBUTIONS TO SHAREHOLDERS

As of March 31, 2007, the components of distributable earnings on a tax basis were as follows:

Net tax unrealized appreciation	$2,631,260
Undistributed ordinary income	—
Undistributed long-term capital gain	$—
Total distributable earnings	—
Other accumulated losses	(14,464,605)
Total accumulated losses	$(11,833,345)

The difference between book basis and tax basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales.

CAN SLIM¨ Select Growth Fund

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)

At a meeting held on August 13 and 14, 2007, the Board (which is comprised entirely of persons who are Independent Trustees as defined under the Investment Company Act) considered the continuance of the Advisory Agreement for CAN SLIM Select Growth Fund (the “Fund”) with Duncan-Hurst Capital Management, L.P. (the “Adviser”).  At this meeting and at a prior meeting held on July 18 and 19, 2007, the Board received and reviewed substantial information regarding the Fund, the Adviser and the services provided by the Adviser to the Fund under the Advisory Agreement.  The Board also received information concerning the sale by the Adviser of a substantial portion of its advisory business to a third party.  In addition, the Board engaged an independent third party consulting firm to review the appropriateness of the peer group categories selected for comparison purposes.  This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.  Below is a summary of the factors considered by the Board and its conclusions:

1.
The nature, extent and quality of the services provided and to be provided by the Adviser under the Advisory Agreement.  The Board considered the Adviser’s specific responsibilities in all aspects of day-to-day investment management of the Fund.  The Board considered the qualifications, experience and responsibilities of the portfolio manager, as well as the responsibilities of other key personnel of the Adviser involved in the day-to-day activities of the Fund.  The Board also considered the resources and compliance structure of the Adviser, including information regarding its compliance program, its chief compliance officer and the Adviser’s compliance record, and the Adviser’s business continuity plan.  In this regard, the Board considered the implications to the Adviser’s business of the recently announced sale of a substantial portion of its advisory business to a third party (the “Transaction”). The Board considered the loss of investment and administration personnel experienced by the Adviser following the announcement of the Transaction, including the resignation of the Fund’s co-portfolio manager, and its impact on the Adviser’s ability to continue to perform its obligations under the Advisory Agreement. The Board

CAN SLIM¨ Select Growth Fund

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED) (CONTINUED)

requested that the Adviser provide it with additional information as to potential impact of the Transaction on its resources and personnel and on its ability to provide services under the Advisory Agreement. The Board also requested that the Adviser provide it with detailed information as to its plans for adding additional resources and personnel to support the Fund. The Board requested that this information be provided prior to the next regular meeting of the Board. The Board determined that, as a result of the potentially significant impact that the Transaction has had and may continue to have on the Adviser, it was unable at this time to conclude that the Adviser had the depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement.

2.
The Viability of the Adviser. The Board considered the impact of the Transaction on the ability of the Adviser to continue to operate its business as a going concern.  The Board considered that the Adviser had lost of number of large investment mandates following the announcement of the Transaction and that other clients were at risk. The Board considered the Adviser’s projected income and expenses after completion of the Transaction. The Board concluded that at this time it was unable to conclude that the Adviser would be able to continue operation for an extended period of time. The Board requested that the Adviser provide it with a business plan, along with information as to its projected profitability after completion of the Transaction, prior to the next meeting of the Board.

3.
The Fund’s historical year-to-date performance and the overall performance of the Adviser.  In assessing the quality of the portfolio management delivered by the Adviser, the Board reviewed the performance of the Fund since inception on both an absolute basis, and in comparison to its peer funds as classified by Lipper.

The Board noted that the Fund’s performance was poor since inception, ranking in the fourth quartile of performance for that period.  The Board considered the Adviser’s explanations for its poor relative performance, but concluded that performance was not acceptable.  The Board considered the fact that the Fund was new, with just one year of performance history, and took into account that

CAN SLIM¨ Select Growth Fund

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED) (CONTINUED)

this short-term underperformance, while meaningful and unacceptable, was less meaningful than it would be if it were to continue for an extended period.  The Board also noted that during the course of the prior year they had met with the Adviser in person to discuss various performance topics.  The Board determined that it would continue to monitor the Fund’s performance.

4.
The costs of the services to be provided by the Adviser and the structure of the Adviser’s fees under the Advisory Agreement.  In considering the advisory fee and total fees and expenses of the Fund, the Board reviewed comparisons to their peer funds and separate accounts for other types of clients advised by the Adviser, as well as all expense waivers and reimbursements.  The Board determined that the level of advisory fee was generally in line with the fees charged by the Adviser to its other investment management accounts, notwithstanding the fact that the services and investment strategies applicable to those accounts are not identical.

The Board noted that the Adviser had agreed to waive fees or reimburse the Fund for certain of its expenses to the extent necessary to maintain an annual expense ratio for the Fund of 1.70%.  The Board noted that the Fund’s advisory fee was above the median of its peer group both on a contractual basis and net of fee waivers or expense reimbursements.  The Board noted that while the Fund’s total expense ratio was above the peer group median and in the fourth quartile, the Fund’s expenses appeared to be within the range of the Adviser’s other accounts.  The Board concluded that the fees paid to the Adviser were fair and reasonable in light of comparative performance and expense and advisory fee information.

5.
Economies of Scale.  The Board also considered that economies of scale would be expected to be realized by the Adviser as the assets of the Fund grow.  The Board concluded that there were no effective economies of scale to be shared with the Fund at current asset levels, but considered revisiting this issue in the future as circumstances changed and asset levels increased.

6.	The profits to be realized by the Adviser from their relationship with the Fund. The Board reviewed the Adviser’s financial information and took into account both the direct benefits and the

CAN SLIM¨ Select Growth Fund

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED) (CONTINUED)

indirect benefits to the Adviser from advising the Fund.  The Board considered the profitability to the Adviser from its relationship with the Fund and considered any additional benefits derived by the Adviser from its relationship with the Fund, particularly benefits received in exchange for “soft dollars” and the 12b-1 fees paid to the Adviser.  After such review, the Board determined that the profitability to the Adviser with respect to the Advisory Agreement was not excessive.

The Board determined that it required additional information regarding the impact of the Transaction on the Adviser and its ability to continue to provide services to the Fund. As a result, the Board determined to renew the Advisory Agreement at this time for an interim period only, through the date of the next meeting of the Board. The Board concluded that it would reconsider the matter at that time.  No single factor was determinative of the Board’s decision to approve the interim continuance of the Advisory Agreement, but rather the Board based its determination on the total mix of information available to them.

Subsequent Events

At a meeting held on November 14 and 15th, 2007, the Board considered the further continuance of the Advisory Agreement for the Fund with the Adviser.  Since the time of its last meeting, the Board requested and received substantial additional information about the Adviser and the impact that the Transaction was likely to have on its viability, personnel, financial resources, investment methods, compliance monitoring and ability to perform its obligations under the Advisory Agreement. The Board reviewed a pro-forma balance sheet for the Adviser for 2008 and the liquidity and other financial resources available to the Adviser. The Board also considered the Adviser’s business plan for the upcoming year. The Board concluded that while the balance sheet and other financial information provided indicated that the Adviser’s resources were modest, it appeared that these resources were sufficient to enable the Adviser to continue to operate as a going concern through at least August 31, 2008 and that the Adviser would have the financial resources to continue to perform its obligations under the Advisory Agreement during this time. The Board also considered that the Fund’s performance had improved significantly since the last

CAN SLIM¨ Select Growth Fund

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED) (CONTINUED)

meeting and that, as of October 31, 2007, the Fund had outperformed its benchmark index since inception.

Based on this information, the Board determined to approve the continuance of the Advisory Agreement through August 31, 2008. However, the Board also determined to continue to monitor the financial condition and viability of the Adviser. In this regard, the Board considered that should it become concerned with the Adviser’s financial condition during the course of the upcoming nine months, it could promptly take appropriate action at that time. No single factor was determinative of the Board’s decision to approve the interim continuance of the Advisory Agreement, but rather the Board based its determination on the total mix of information available to them.

CAN SLIM¨ Select Growth Fund

INFORMATION ABOUT PROXY VOTING
(UNAUDITED)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 558-9105. Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (800) 558-9105.  Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS
(UNAUDITED)

The Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the SEC on Form N-Q.  The Fund’s Form N-Q is available without charge, upon request, by calling (800) 558-9105.  Furthermore, you can obtain the Form N-Q on the SEC’s website at www.sec.gov.  The Fund’s schedule of portfolio holdings is posted on its website at www.duncan-hurst.com within ten business days after calendar quarter end.

Investment Adviser
Duncan-Hurst Capital Management, L.P.
4365 Executive Drive, Suite 1520
San Diego, CA 92121

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

Custodian
U.S. Bank, N.A.
Custody Operations
1555 N. RiverCenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(800) 558-9105

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103

Legal Counsel
Paul, Hastings, Janofsky & Walker LLP
55 Second Street, 24th Floor
San Francisco, CA 94105

CAN SLIM® Select Growth Fund
Symbol – CSSGX
CUSIP – 742935448

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporate by reference to previous Form N-CSR filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)    /s/ Robert M. Slotky
                                              Robert M. Slotky, President

Date   December 7, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)    /s/ Robert M. Slotky
                                               Robert M. Slotky, President

Date   December 7, 2007

By (Signature and Title)     /s/ Eric W. Falkeis
                                               Eric W. Falkeis, Treasurer

Date   December 7, 2007

* Print the name and title of each signing officer under his or her signature.